Document and Entity Information	Oct. 23, 2020
Prospectus:
Document Type	497
Document Period End Date	Oct. 23, 2020
Entity Registrant Name	STEWARD FUNDS, INC.
Entity Central Index Key	0000092500
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 23, 2020
Document Effective Date	Oct. 23, 2020
Prospectus Date	Aug. 31, 2020
Steward Covered Call Income Fund | Institutional Class
Prospectus:
Trading Symbol	SCJIX
Steward Covered Call Income Fund | Class R6
Prospectus:
Trading Symbol	SCJKX
Steward Covered Call Income Fund | Class C
Prospectus:
Trading Symbol	SCJCX
Steward Covered Call Income Fund | Class A
Prospectus:
Trading Symbol	SCJAX
Steward Select Bond Fund | Class R6
Prospectus:
Trading Symbol	SEABX
Steward Select Bond Fund | Class C
Prospectus:
Trading Symbol	SEAAX
Steward Select Bond Fund | Class A
Prospectus:
Trading Symbol	SEAKX
Steward Select Bond Fund | Institutional Class
Prospectus:
Trading Symbol	SEACX